CONVERTIBLE NOTES (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Scheduled of convertible senior notes
December 31,
2022
Liability:
Principal	$40,000
Unamortized issuance costs	(425)

Net carrying amount	$39,575